Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 14. Subsequent Events
In addition to the subsequent events discussed elsewhere in the notes to the financial statements, the following events occurred subsequent to September 30, 2023:
RBC JV Term Loan
On November 3, 2023, we closed on a $70 million CAD term loan (the “RBC JV Term Loan”) with Royal Bank of Canada (“RBC”) pursuant to which five of our joint venture subsidiaries that each own 50% of a Joint Venture property serve as borrowers (the “RBC Borrowers”). The RBC JV Term Loan is secured by first mortgages on five of the JV Properties which were previously encumbered by the SmartCentres Financings. The maturity date of the RBC JV Term Loan is November 2, 2025, which may be extended by one additional year at the sole discretion of RBC and subject to certain conditions. Interest on the RBC JV Term Loan is a fixed annual rate of 6.21%, and payments are interest only during the term of the loan.
We and SmartCentres each serve as a full recourse guarantor with respect to 50% of the secured obligations under the RBC JV Term Loan. The RBC JV Term Loan contains certain customary representations and warranties, affirmative, negative and financial covenants, and events of default. Pursuant to the terms of the RBC JV Term Loan, a failure by either us or SmartCentres to observe any negative covenant under each of our respective (and separate) credit facilities (“Separate Credit Facilities”) would be an event of default under the RBC JV Term Loan; in addition, certain actions by either us or SmartCentres may trigger an event of default under the RBC JV Term Loan. We and SmartCentres entered into a separate Cross-Indemnity Agreement pursuant to which we and SmartCentres have each agreed to indemnify the other party with respect to any claims arising from a breach or default of the other party pursuant to the RBC JV Term Loan or the Separate Credit Facilities.
The majority of net proceeds from the RBC JV Term Loan were used to fully repay the allocated loan amounts of approximately $68.7 million CAD under the SmartCentres Financings for each of the five JV Properties.

Sponsor Funding Agreement
On November 1, 2023, SmartStop REIT Advisors, LLC, a subsidiary of SmartStop OP entered into a sponsor funding agreement with SST VI and SST VI OP, in connection with certain changes to the public offering of SST VI
Pursuant to the sponsor funding agreement, SRA, as sponsor of the SST VI offering, has agreed to fund the payment of (i) the upfront 3% sales commission for the sale of shares of SST VI’s Class Y common stock sold in the SST VI offering, (ii) the upfront 3% dealer manager fee for the Class Y Shares sold in the SST VI offering, and (iii) the estimated 1% organization and offering expenses for the sale of Class Y Shares and shares of SST VI’s Class Z common stock sold in the SST VI offering. SRA also agreed to reimburse SST VI in cash to cover the dilution from certain one-time
stock dividends which will be issued by SST VI to existing stockholders in connection with the sponsor funding changes to the SST VI offering, which reimbursement is estimated to be approximately six million dollars.
In consideration for SRA providing the funding for the
front-end
sales load and the cash to cover the dilution from the stock dividends described above, SST VI OP will issue a number of Series C Subordinated Convertible Units of limited partnership interest in SST VI OP (the “Series C Units”) to SRA equal to the dollar amount of such funding divided by the then-current offering price for the Class Y Shares and Class Z Shares sold in the SST VI offering, which will initially be $9.30 per share. Pursuant to the sponsor funding agreement, SRA will reimburse SST VI monthly for the applicable front-end
sales load it has agreed to fund, and SST VI OP will issue the Series C Units on a monthly basis upon such reimbursement. The sponsor funding agreement will terminate immediately upon the date that SST VI ceases to offer the Class Y Shares and Class Z Shares in the SST VI offering.
On November 1, 2023, SRA entered into Amendment No. 3 to the Second Amended and Restated Limited Partnership Agreement of SST VI OP with SST VI and SST VI OP containing, among other things, the terms of the Series C Units. The Series C Units shall initially have no distribution, voting, or other rights to participate in SST VI OP unless and until such Series C Units are converted into Class A Units of SST VI OP. The Series C Units shall automatically convert into Class A Units on a one-to-one
basis upon SST VI’s disclosure of an estimated net asset value per share equal to at least $10.00 per share for each class of SST VI shares of common stock, including the Class Y Shares and Class Z Shares, calculated net of the value of the Series C Units to be converted.
If SST VI were to sell the maximum offering of $1.0 billion, assuming the sale of all Class Y Shares consisting of a 7% front end sales load, the maximum commitment of SRA pursuant to the sponsor funding agreement would be approximately $70 million.

Note 14. Subsequent Events
In addition to the subsequent events discussed elsewhere in the notes to the financial statements, the following events occurred subsequent to December 31, 2022:
On January 30, 2023, SSSR Preferred Investor, LLC (the “Preferred Investor”), an indirect subsidiary of the Company, entered into a Series A Cumulative Redeemable Preferred Unit Purchase Agreement (the “Agreement”) with Strategic Storage Trust VI, Inc. (“SST VI”) and Strategic Storage Operating Partnership VI, L.P. (“SST VI OP”). An indirect subsidiary of the Company serves as the sponsor of SST VI. Pursuant to the terms of the Agreement, the Preferred Investor purchased 600,000 units of limited partnership interest in SST VI OP (the “Preferred Units”) for an aggregate of $15 million (the “Preferred Investment”). Upon the closing of the Preferred Investment, the Preferred Investor was due an investment fee equal to 1% of the investment amount. The Preferred Investor will receive distributions, payable monthly in arrears, at a rate of 7.0 % per annum from the date of issuance until the second anniversary of the date of issuance, 8.0% per annum commencing thereafter until the third anniversary of the date of issuance, 9.0% per annum commencing thereafter until the fourth anniversary of the date of issuance, and 10% per annum thereafter, payable storage acquisition, development, and improvement activities, and working capital or other general partnership purposes. Each Preferred Unit has a liquidation preference of $25.00, plus all accumulated and unpaid distributions. The Preferred Units may be redeemed, in whole or in part, at the option of SST VI OP at any time or from time to time following the second anniversary of the initial date of issuance at a price equal to the sum of the Liquidation Amount plus all accumulated and unpaid distributions thereon.
Issuance of Equity Awards
In February 2023, the compensation committee of our board of directors approved the 2023 executive compensation terms for our executives, which included (1) performance-based equity grants in the form of either, at the election of the executive, restricted stock awards or LTIP Units, and (2) time-based equity grants in the form of either, at the election of the executive, restricted stock awards or LTIP Units.
In February 2023 an aggregate of 271,199 LTIP Units were issued to our executive officers in connection with performance-based equity grants. With respect to performance-based equity grants, the number of LTIP Units granted as of the grant date was equal 200% of the targeted award. These are non-vested
grants which shall vest based on ranges from a threshold of 0% to a maximum of 200% of the targeted equity award set for each executive by the compensation committee, with such percentage being determined based upon our ranking as compared to a peer group of publicly traded self storage REITs in terms of the average same-store revenue growth, analyzed over a three-year period.
Similarly, in February 2023 an aggregate of 275,308 LTIP Units were issued to our executive officers in connection with time-based equity grants. These are non-vested
grants which shall vest ratably over four years, with the first tranche vesting on December 31, 2023, subject to the recipient’s continued employment through the applicable vesting date.